Acquisitions of Subsidiaries - Summary of reserve or gain arising on acquisition (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2022 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Feb. 28, 2022 HKD ($)
Disclosure of detailed information about business combination [line items]
Total		$ 37,966,405
AMTD Digital [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred			$ 993	$ 9,027,872,459
Non-controlling interests				89,294,338
Non-controlling interests of AMTD Digital				20,848,000
Recognized amounts of net assets acquired				3,088,674,883
Total				$ 6,049,339,914
L'Officiel [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 492,824,872	$ 492,824,872
Recognized amounts of net assets acquired	530,791,277
Total	$ 37,966,405